OTHER INCOME (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of components of other income (expense)	The components of other income for the years ended December 31 were as follows:

	2017	2016	2015
Interest income	$245	$163	$269
Interest expense	(159)	(71)	(154)
Other	(19)	(9)	—
	$67	$83	$115